ACCOUNTING POLICIES - Parent Company's Subsidiaries (Details)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held		100.00%
Better Packages, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
BP Acquisition Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Cantech Industries, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Capstone Polyweave Private Limited (d/b/a Capstone)
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	98.40%
FIBOPE Portuguesa-Filmes Biorientados, S.A.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Intertape Polymer Corp.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Intertape Polymer Europe GmbH
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Intertape Polymer Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Intertape Woven Products Services, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Intertape Woven Products, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG (US) Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG (US) Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG Luxembourg Finance S.à r.l
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG Mauritius Holding Company Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG Mauritius II Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
IPG Mauritius Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%
Powerband Industries Private Limited (d/b/a Powerband)
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	74.00%
Spuntech Fabrics Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held	100.00%